Subsequent Events	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16 - SUBSEQUENT EVENTS

Legal Matters

The company is currently in talks with the previous owners of Howco to settle an outstanding note. Currently we have an oral agreement to pay the previous owners $3,000 a month until a written settlement can be reached. In January 2021 the company issued a check for $3,000.

Shares Issued for Subscription

Between January 1 and February 10, 2021, the Company issued 434,553,000 shares of common stock to Trillium Partners LP for $760,468 of cash under the terms of the S-1A offering statement.

Shares Issued for Conversions of Convertible Notes

On January 2, 2021 the Company issued 19,720,340 shares of common stock to Livingston Asset Management in conversion of $17,000 of principal, $1,695 of accrued interest and fees of $1,025, the contracted price per share of $0.001. The note and accrued interest were fully liquidated.

Between January 13 and February 12, 2021 the Company issued 65,587,859 shares of common stock to Alpha Capital Anstalt in conversion of $70,000, of principal and $8,038, of accrued interest from the convertible notes first issued to Livingston Asset Management LLP and sold and assigned to Alpha. The shares were issued for the contract price of $0.0012. The principal and accrued interest balances were $0 at February 10, 2021.

On January 19, 2021 the Company issued 42,807,692 shares of common stock to Geneva Roth Remark in conversion of $53,000 of principal and $2,650 of accrued interest for their note issued on July 10, 2020 at the contracted price. The principal and accrued interest balances were $0 following the conversion.

On February 12, 2021 the Company issued 6,330,449 shares of common stock to Alpha Capital Anstalt in conversion of $10,747, of principal and $967 of accrued interest from the convertible note first issued to Trillium LP and sold and assigned to Alpha. The shares were issued at the contracted price of $0.00185 The principal and accrued interest were fully converted leaving a balance of $0.

Note Repayments

Since December 31, 2020, the Company has repaid $20,000 of principal to Trillium LP on its promissory note dated September 11, 2020, bringing the unpaid principal balance to $30,000.

Since December 31, 2020 the Company has repaid $460,000 of the related party principal and accrued interest related to convertible promissory notes as amended issued to the CEO. The principal balance on the notes is $0.

Convertible Notes Issued

On January 12, 2021, the Company executed a convertible promissory note issued to Geneva Roth Remark Holdings for $53,500, having a 10% annual interest rate, with a 22% default interest rate, maturity of December 15, 2021, and conversion right to a 35% discount to the lowest traded price in the 20 days prior to delivery of a conversion notice. The note was funded for $50,000, with $3,500, disbursed for legal and execution fees. The cross-default terms in the note only include defaults on notes issued to related parties of the note holder. The Company will treat the convertible note in accordance with ASC 480 Stock Settled Debt, recognizing $28,807 of put premium for the stock price discount as a liability with a charge to interest expense at the date of the issuance of the convertible promissory note.

On February 15, 2021, the Company executed a convertible promissory note issued to Geneva Roth Remark Holdings for $53,500, having a 10% annual interest rate, with a 22% default interest rate, maturity of February 15, 2022, and conversion right to a 35% discount to the lowest traded price in the 20 days prior to delivery of a conversion notice. The note was funded for $50,000, with $3,500, disbursed for legal and execution fees. The cross-default terms in the note only include defaults on notes issued to related parties of the note holder. The Company will treat the convertible note in accordance with ASC 480 Stock Settled Debt, recognizing $28,807 of put premium for the stock price discount as a liability with a charge to interest expense at the date of the issuance of the convertible promissory note.

Debt Forgiveness

On January 20, 2021 the Company was notified by its bank that the Small Business Administration authorized full forgiveness of its Paycheck Protection Program Loan in the amount of $220,710. The forgiveness of debt will be recognized as a gain on debt extinguishment for the amount forgiven.

A third party is in discussion to acquire the outstanding convertible notes payable held by the attorney providing monthly services in exchange for convertible notes. The principal of notes totals $72,000, with a derivative liability of $8,851, and put premiums of $66,000. Additionally, there are three convertible notes which have been assigned to a third party having total principal $18,000 and put premiums of $18,000 which are also part of the discussion. The Company is seeking forgiveness of the debt including accrued interest in consideration of a financing arrangement for common stock. Once the arrangement is consummated the Company will recognize a gain on debt extinguishment of approximately $190,000, as well as any debt or equity investment by the third party.

NOTE 18 - SUBSEQUENT EVENTS

Legal Matters

On December 30, 2020, a Howco vendor filed a lawsuit seeking payment of past due invoices totaling $276,430 and finance charges of $40,212. The Company has recorded the liability for the invoices in the normal course of business. Management at Howco as well as a consultant are in negotiation with the vendor and their legal counsel and expect to settlement the matter.

Shares Issued for Subscription

Between October 7 and December 23, 2020, the Company issued 322,550,196 shares of common stock to Trillium Partners LP for $564,463 of cash under the terms of the S-1A offering statement.

Shares Issued – Employees and Non-employees

On October 22, 2020, the Company issued 10,000,000 shares of common stock to a consultant for services rendered, which were valued at $0.0034, based on the stock price on the date of the grant. The cost of $34,000 was charged to consulting expense

On October 22, 2020, the Company granted 1,000,000 shares of common stock to an employee, which were valued at $0.0034, based on the stock price on the date of the grant. The cost of $3,400 was charged to compensation expense.

On October 22, 2020, the Company granted 5,000,000 shares of common stock to an employee, which were valued at $0.0034, based on the stock price on the date of the grant. The cost of $17,000 was charged to compensation expense.

Shares Issued for Conversions of Convertible Notes

Between October 26 – 30, 2020, Geneva Roth Remark Holdings Inc. converted principal of $60,000 and accrued interest of $3,000 from its convertible note dated April 20, 2020 into 36,006,192 shares of common stock at contracted prices. Following the conversions, the balance of principal and accrued interest was $0.

On November 24, 2020, Livingston Asset Management LLC converted principal of $17,000, accrued interest of $1,924 and fees of $1,025 into 16,623,800 shares of common stock at contracted prices. Following the conversion, the October 1, 2019 fee note principal and accrued interest were $0.

On December 1, 2020, Livingston Asset Management LLC converted principal of $17,000, accrued interest of $1,799 and fees of $1,025 into 16,503,483 shares of common stock at contracted prices. Following the conversion, the November 1, 2019 fee note principal and accrued interest were $0.

On December 11, 2020, Tri-Bridge Ventures LLC converted principal of $35,000 and accrued interest of $1,550 into 29,007,611 shares of common stock at contracted prices. Following the conversion, the May 14, 2020 note principal and accrued interest were $0.

On December 15, 2020, Livingston Asset Management LLC converted principal of $17,000, accrued interest of $1,770 and fees of $1,025 into 19,794,860 shares of common stock at contracted prices. Following the conversion, the December 1, 2019 fee note principal and accrued interest were $0.

On December 16, 2020, Alpha Capital Anstalt converted principal of $21,300, into 16,384,615 shares of common stock at contracted prices. Following the conversion, the February 20, 2020 securities purchase agreement note principal was $70,000.

Between December 15 – 16, 2020, Geneva Roth Remark Holdings Inc. converted principal of $53,000 and accrued interest of $2,650 from its convertible note dated June 9, 2020 into 46,375,000 shares of common stock at contracted prices. Following the conversions, the balance of principal and accrued interest was $0.

Convertible Notes Issued

On October 18, 2020 the Company issued a convertible promissory note to an attorney for services in the amount of $6,000. The note bears interest at 12%, matures in six months and is convertible into the Company's common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion.

On November 2, 2020, the Company executed a convertible promissory note issued to Geneva Roth Remark Holdings for $53,500, having a 10% annual interest rate, maturity of November 2, 2021, and conversion right to a 40% discount to the lowest traded price in the 20 days prior to delivery of a conversion notice. The note was funded for $50,000, with $3,500, disbursed for legal and execution fees.

On November 18, 2020 the Company issued a convertible promissory note to an attorney for services in the amount of $6,000. The note bears interest at 12% and is convertible into the Company's common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion.

On December 15, 2020, the Company executed a convertible promissory note issued to Geneva Roth Remark Holdings for $43,500, having a 10% annual interest rate, maturity of December 15, 2021, and conversion right to a 40% discount to the lowest traded price in the 20 days prior to delivery of a conversion notice. The note was funded for $40,000, with $3,500, disbursed for legal and execution fees.

On December 18, 2020 the Company issued a convertible promissory note to an attorney for services in the amount of $6,000. The note bears interest at 12% and is convertible into the Company's common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion.

Related Party Note Issued by Howco

A promissory note was issued to the CEO on December 22, 2020 by Howco for $50,000, for a cash loan to Howco, having weekly payments of $2,580 for twenty-five weeks, which include a total of $14,500 of interest.

Note Repayments

Since September 30, 2020, the Company has repaid three convertible notes payable ($18,000) to an attorney for monthly fees and $50,000, to Trillium Partners LP, as partial repayment on their note dated September 11, 2020. The Company will recognize $18,000, of gain on debt extinguishment as a result of the repayments of fee notes.

Since September 30, 2020 the Company has repaid $50,000 on the promissory note issued to Trillium Partner LP on September 11, 2020, leaving an unpaid principal balance of $100,000.

Since September 30, 2020 the Company has repaid $263,000 of the related party convertible promissory note as amended issued to the CEO. The principal balance on Note 1 is $114,194